Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity	$ 44,126	$ 44,046	$ 793	$ (53)	$ 46,561	$ (3,255)	$ 80
Equity at beginning of period at Dec. 31, 2024	44,126	44,046	793	(53)	46,561	(3,255)	80
Net income	7,633	7,647			7,647		(14)
Other comprehensive income	3,029	3,027				3,027	2
Total comprehensive income	10,662	10,674			7,647	3,027	(12)
Dividends	(7,818)	(7,818)			(7,818)
Purchase of treasury shares	(5,509)	(5,509)		(29)	(5,480)
Reduction of share capital			(27)	42	(15)
Equity-based compensation plans	557	557		7	550
Taxes on treasury share transactions	(33)	(33)			(33)
Changes in non-controlling interests	2	1			1		1
Value adjustments related to financial assets sold and divestments					47	(47)
Other movements	67	67			67
Total of other equity movements	(12,734)	(12,735)	(27)	20	(12,681)	(47)	1
Equity at end of period at Jun. 30, 2025	42,054	41,985	766	(33)	41,527	(275)	69
Equity	38,452	38,369	766	(19)	39,839	(2,217)	83
Equity at beginning of period at Mar. 31, 2025	38,452	38,369	766	(19)	39,839	(2,217)	83
Net income	4,024	4,041			4,041		(17)
Other comprehensive income	1,988	1,987				1,987	1
Total comprehensive income	6,012	6,028			4,041	1,987	(16)
Purchase of treasury shares	(2,717)	(2,717)		(15)	(2,702)
Equity-based compensation plans	284	284		1	283
Taxes on treasury share transactions	(2)	(2)			(2)
Changes in non-controlling interests	2						2
Value adjustments related to financial assets sold and divestments					45	(45)
Other movements	23	23			23
Total of other equity movements	(2,410)	(2,412)		(14)	(2,353)	(45)	2
Equity at end of period at Jun. 30, 2025	42,054	41,985	766	(33)	41,527	(275)	69
Equity	42,054	41,985	766	(33)	41,527	(275)	69
Equity	46,549	46,130	766	(50)	44,720	694	419
Equity at beginning of period at Dec. 31, 2025	46,549	46,130	766	(50)	44,720	694	419
Net income	6,413	6,420			6,420		(7)
Other comprehensive income	424	432				432	(8)
Total comprehensive income	6,837	6,852			6,420	432	(15)
Dividends	(9,068)	(9,068)			(9,068)
Purchase of treasury shares	(3,063)	(3,063)		(7)	(3,056)
Reduction of share capital			(30)	30
Equity-based compensation plans	616	616		4	612
Taxes on treasury share transactions	(23)	(23)			(23)
Value adjustments related to financial assets sold and divestments					(80)	80
Other movements	98	98		(26)	124
Total of other equity movements	(11,440)	(11,440)	(30)	1	(11,491)	80
Equity at end of period at Jun. 30, 2026	41,946	41,542	736	(49)	39,649	1,206	404
Equity	38,927	38,512	736	(47)	37,252	571	415
Equity at beginning of period at Mar. 31, 2026	38,927	38,512	736	(47)	37,252	571	415
Net income	3,257	3,264			3,264		(7)
Other comprehensive income	586	590				590	(4)
Total comprehensive income	3,843	3,854			3,264	590	(11)
Purchase of treasury shares	(1,174)	(1,174)		(2)	(1,172)
Equity-based compensation plans	319	319		0	319
Taxes on treasury share transactions	(2)	(2)			(2)
Value adjustments related to financial assets sold and divestments					(45)	45
Other movements	33	33			33
Total of other equity movements	(824)	(824)		(2)	(867)	45
Equity at end of period at Jun. 30, 2026	41,946	41,542	736	(49)	39,649	1,206	404
Equity	$ 41,946	$ 41,542	$ 736	$ (49)	$ 39,649	$ 1,206	$ 404